Property, equipment and software, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, equipment and software, net

6. Property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Computer and electronic equipment	81,059	126,842
Office furniture and equipment	12,498	13,843
Leasehold improvement	45,268	55,575
Software	7,588	28,069

Total	146,413	224,329
Less: Accumulated depreciation and amortization(1)	(38,165)	(80,327)

Property, equipment and software, net	108,248	144,002

(1)	Depreciation and amortization expenses for the years ended December 31, 2016, 2017 and 2018 was RMB12,086, RMB22,555 and RMB42,162, respectively.